Document and Entity Information	Aug. 03, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 03, 2021
Entity File Number	001-38546
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1051425
Entity Address State Or Province	PA
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001227636
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K amends the Current Report on Form 8-K filed by Neuronetics, Inc., or the Company, on August 3, 2021, or the Initial 8-K, to furnish a corrected version of its press release with financial results for the three and six months ended June 30, 2021. The corrected press release, which includes an update to the number of NeuroStar systems sold for the three months ended June 30, 2021 is attached as Exhibit 99.1 hereto and is incorporated by reference herein. Other than updating the number of NeuroStar systems sold for the three months ended June 30, 2021, no changes have been made to the press release attached as Exhibit 99.1 to the Initial 8-K.